NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non-Current Assets
Non-current assets	$ 1,967,680	$ 1,754,984
UK
Disclosure Of Non-Current Assets
Non-current assets	4,700	4,700
Denmark
Disclosure Of Non-Current Assets
Non-current assets	1,442,900	1,199,900
Singapore
Disclosure Of Non-Current Assets
Non-current assets	516,700	546,300
Other
Disclosure Of Non-Current Assets
Non-current assets	2,700	3,700
Not allocated
Disclosure Of Non-Current Assets
Non-current assets	$ 700	$ 400